Leases - Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases [Abstract]
Right of use assets	¥ 1,637,903	¥ 7,604,933	$ 224,392
Operating lease liabilities, current	902,610	3,482,876	123,657
Operating lease liabilities, noncurrent	688,333	4,035,598	$ 94,301
Total operating lease liabilities	1,590,942	7,518,474
Operating cash payments for operating leases	2,286,183	1,801,311
Right-of-use assets obtained in exchange for operating lease liabilities	¥ (6,402,212)	¥ 9,349,932
Weighted average remaining lease term (years)	1 year 10 months 9 days	2 years 4 months 13 days	1 year 10 months 9 days
Weighted average discount rate	3.10%	3.45%	3.10%